                         CIGNA INTERNATIONAL STOCK FUND
                             REPORT TO SHAREHOLDERS
                                 JUNE 30, 1999



                    [HORIZONTAL GLOBE GRAPHIC APPEARS HERE]

CIGNA INTERNATIONAL STOCK FUND

INVESTMENTS IN SECURITIES
JUNE 30, 1999 (UNAUDITED)

                                                                              PAR                MARKET
                                                                             VALUE                VALUE
-------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 105.1%
       (Cost - $104,865)
U.S. Treasury Bills,
       4.59%, 9/23/99                                                         $ 106,000            $ 104,867
                                                                                            -----------------

TOTAL INVESTMENTS IN SECURITIES - 105.1%
       (Total Cost - $104,865)                                                                       104,867
Liabilities, Less Cash and Other Assets - (5.1%)                                                      (5,134)
                                                                                            -----------------

NET ASSETS - 100.0%                                                                                $  99,733
                                                                                            =================




The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)


ASSETS:
Investments in securities at value (Cost - $104,865)                                                $ 104,867
Foreign currency (Cost - $24,169)                                                                      24,453
Cash on deposit with custodian                                                                          5,979
Foreign Tax Receivable                                                                                  1,441
Receivable from Adviser                                                                                 2,057
Investment for Trustees' deferred compensation plan                                                    25,323
                                                                                           -------------------

      TOTAL ASSETS                                                                                    164,120
                                                                                           -------------------

LIABILITIES:
Payable for Trustees' deferred compensation plan                                                       25,323
Shareholder reports                                                                                    11,194
Audit expense                                                                                           8,150
Management fee                                                                                            170
Other accrued expenses                                                                                 19,550
                                                                                           -------------------

      TOTAL LIABILITIES                                                                                64,387
                                                                                           -------------------

NET ASSETS (applicable to 9,227 shares of beneficial interest with par value of $.001 per share issued and outstanding; unlimited number of shares
      authorized)                                                                                   $  99,733
                                                                                           ===================

Shares outstanding                                                                                      9,227
                                                                                           ===================

Net asset value, offering price and redemption price per share                                       $  10.81
                                                                                           ===================

COMPONENTS OF NET ASSETS:
Paid in capital                                                                                     $ 106,385
Overdistributed net investment income                                                                 (16,581)
Net unrealized appreciation of investments and
      foreign currencies                                                                                  287
Accumulated net realized gain on investments                                                            9,642
                                                                                           -------------------

NET ASSETS                                                                                          $  99,733
                                                                                           ===================


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
INCOME:
      Dividends                                                                                         $   102
      Interest (net of foreign taxes withheld of $1,156)                                                 59,860
                                                                                              ------------------

                                                                                                         59,962

EXPENSES:
      Custodian fees and expenses                                                                        20,806
      Investment advisory fees                                                                           10,737
      Administrative services                                                                             9,517
      Auditing and legal fees                                                                             7,847
      Other                                                                                               3,361
                                                                                              ------------------

      Total expenses                                                                                     52,268

      Less expenses waived by investment adviser                                                        (37,504)
                                                                                              ------------------

      Net expenses                                                                                       14,764
                                                                                              ------------------

NET INVESTMENT INCOME                                                                                    45,198
                                                                                              ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS:
      Net realized loss from securities transactions                                                       (120)
      Net realized loss on foreign currencies and forward
           foreign exchange contracts                                                                   (17,884)

      Net unrealized appreciation of investments                                                              -
      Net unrealized appreciation of foreign currencies and
           other net assets                                                                              15,750
                                                                                              ------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS                                                            (2,254)
                                                                                              ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $  42,944
                                                                                              ==================


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                     (UNAUDITED)
                                                                      SIX MONTHS
                                                                         ENDED             YEAR ENDED
                                                                    JUNE 30, 1999         DECEMBER 31,
                                                                         1999                 1998
                                                                    ----------------    ------------------

OPERATIONS:
Net investment income                                                     $  45,198             $  86,623
Net realized gain (loss) from securities transactions
      and foreign currency transactions                                     (18,004)              890,684
Net unrealized appreciation (depreciation) of investments,

      foreign currencies and other net assets                                15,750              (381,311)
                                                                    ----------------    ------------------

Net increase in net assets from operations                                   42,944               595,996
                                                                    ----------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                  (68,600)              (63,048)
In excess of net investment income                                                -                     -
From net realized capital gains                                            (674,500)                    -
                                                                    ----------------    ------------------

Total distributions to shareholders                                        (743,100)              (63,048)
                                                                    ----------------    ------------------

CAPITAL SHARE TRANSACTIONS:

Net asset value of shares liquidated to shareholders                     (8,295,000)                    -
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                        743,100                63,048
                                                                    ----------------    ------------------

Net increase (decrease) from capital share transactions                  (7,551,900)               63,048
                                                                    ----------------    ------------------

Net increase (decrease) in net assets                                    (8,252,056)              595,996

NET ASSETS:
Beginning of period                                                       8,351,789             7,755,793
                                                                    ----------------    ------------------

End of period (including (overdistributed) undistributed
      net investment income of $(16,581) and
      $8,340, respectively)                                               $  99,733           $ 8,351,789
                                                                    ================    ==================


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND  Notes to Financial Statements (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA International Stock Fund (the "Fund") was organized as the sole series of CIGNA Institutional Funds Group, a Massachusetts business trust (the "Trust") on August 10, 1992 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's objective has been to provide long-term growth of capital by investing primarily in common stocks, preferred stocks and convertible debt of companies based outside the United States. However during the fourth quarter of 1998, most of the Fund's investments were liquidated in expectation of a substantial redemption by the Fund's sole shareholder, and the Fund has suspended its previous investment objective until further notice. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a United States or foreign securities exchange are valued at the last sale price or, if there is no such price available, at the last bid price. Portfolio securities that are traded on foreign securities exchanges are generally valued at the preceding closing prices of such securities on their respective exchanges. A security that is listed or traded on more than one exchange is valued on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price which may be based on valuations furnished from a pricing service or from independent securities dealers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when such information becomes available, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders.
Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.

CIGNA INTERNATIONAL STOCK FUND Notes to Financial Statements (Unaudited) (Continued)

E. CURRENCY TRANSLATION AND FORWARD CURRENCY CONTRACTS - Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates as follows: assets and liabilities at the rate of exchange at the end of the period, purchases and sales of securities and expenses at the rate of exchange prevailing on the dates of such transactions. The Fund from time to time may enter into foreign currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund enters into these transactions either on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency exchange contracts to purchase or sell foreign currencies. Realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses arising from the sale of holdings of foreign currencies, foreign currency exchange rate fluctuations between trade dates and settlement dates on securities transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.80% applied to the average daily net assets of the Fund. CII has voluntarily agreed to reimburse such portion of its fee and absorb other expenses as is necessary to cause the total annual operating expenses of the Fund not to exceed 1.10% of the Fund's average daily net assets.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1999, the Fund paid or accrued $9,517.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $0 and $703, respectively, for the six months ended June 30, 1999. As of June 30, 1999 the cost of securities for Federal income tax purposes was $0. At June 30, 1999, unrealized appreciation for Federal income tax purposes aggregated $0 of which $0 related to appreciated securities and $0 related to depreciated securities.

CIGNA INTERNATIONAL STOCK FUND Notes to Financial Statements (Unaudited) (Continued)


5. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest with a par value of $.001 per share. All of the shares outstanding at June 30, 1999 were owned by the Century Indemnity Company, an indirect wholly-owned subsidiary of Ace, Limited. The only transactions in capital stock for the six months ended June 30, 1999 and the year ended December 31, 1998 were the reinvestment of dividends and distributions in the amount of $743,100 and $63,048, respectively, resulting in 70,149 and 5,561 additional shares, respectively, and the redemption of $8,295,000 and $0, respectively, resulting in 783,286 and 0 fewer shares, respectively.

6. POST OCTOBER LOSSES. Under current tax law, certain net long-term capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year.

CIGNA INTERNATIONAL STOCK FUND Notes to Financial Statements (Unaudited) (Continued)

7. FINANCIAL HIGHLIGHTS. The following selected per share data is computed on the basis of a share outstanding throughout each period.

--------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
                                                For the Six
                                                Months Ended                    Year Ended December 31,
                                                June 30, 1999     1998       1997       1996       1995       1994
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD              $ 11.56      $ 10.82     $ 11.48    $ 11.27    $ 11.77    $ 13.21
INCOME FROM INVESTMENT OPERATIONS

Net investment income *                             0 .06         0.12        0.05       0.08       0.15       0.04
Net realized and unrealized gains (losses) on
  securities transactions, foreign currencies
  and forward foreign exchange contracts             0.21         0.71       (0.48)      0.62       0.23       0.33
                                                     -----        -----      ------      -----      -----      -----
TOTAL FROM INVESTMENT OPERATIONS                     0.27         0.83       (0.43)      0.70       0.38       0.37
                                                     -----        -----      ------      -----      -----      -----
LESS DISTRIBUTIONS:
Distributions from net investment income            (0.09)       (0.09)      (0.05)     (0.08)     (0.15)     (0.04)
Distributions in excess of net investment income        -            -       (0.09)     (0.12)     (0.12)         -
Distributions from realized capital gains           (0.93)           -       (0.09)     (0.29)     (0.61)     (1.77)
                                                    ------       ------     ------      ------     ------     ------
TOTAL DISTRIBUTIONS                                 (1.02)       (0.09)      (0.23)     (0.49)     (0.88)     (1.81)
                                                    ------       ------     ------      ------     ------     ------
NET ASSET VALUE, END OF PERIOD                    $ 10.81      $ 11.56     $ 10.82    $ 11.48    $ 11.27    $ 11.77
                                                  ========     ========    ========   ========   ========   ========

TOTAL INVESTMENT RETURN 1                            2.60%        7.67%      (3.84)%     6.36%      3.40%      2.77%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)            $  100      $ 8,352     $ 7,756    $ 8,069    $ 7,581    $ 7,335
Ratio of operating expenses to average net
assets 2                                             1.10% +      1.10%       1.10%      1.12%      1.14%      1.25%
Ratio of net investment income to average net
assets 3                                             3.43% +      1.02%       0.42%      0.63%      0.37%      0.32%
Portfolio turnover                                      0%         140%         82%        60%        63%        63%


1. Total return would have been lower if certain expenses had not been reimbursed by the Adviser. Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes distributions were reinvested at net asset value.
2. Ratios of expenses to average net assets prior to expense reimbursements were 3.95%(annualized), 2.40%, 2.48%, 2.61%, 2.59% and 2.35%, respectively, for the six months ended June 30, 1999 and for the years ended December 31, 1998, 1997, 1996, 1995 and 1994. Per share expenses prior to reduction were $5.66, $0.29, $0.29, $0.29, $0.28 and $0.29, respectively.
3. Ratios of net investment income (loss) to average net assets prior to expense reimbursements were 0.58% (annualized), (0.27)%, (0.96)%, (0.85)%, (1.08)% and (0.78)%, respectively, for the six months ended June 30, 1999 and for the years ended December 31, 1998, 1997, 1996, 1995 and 1994. Per share net investment gain (loss) amounts prior to reduction were $0.83, $(0.04), $(0.11), $(0.10), $(0.12) and $(0.10), respectively.
* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
+          Annualized.